Investments - Schedule of Information About Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial assets [line items]
Current	$ 708,809	$ 812,323
Long-term investments	258,934	202,056
Total	967,743	1,014,379
Allowance for expected credit losses	(2,258)	(2,955)	$ (1,312)
Financial assets at amortized cost, category
Disclosure of detailed information about financial assets [line items]
Current	606,746	716,849
Long-term investments	258,934	202,056
Total	865,680	918,905
Current
Disclosure of detailed information about financial assets [line items]
Allowance for expected credit losses	(1,060)	(2,104)
Non Current
Disclosure of detailed information about financial assets [line items]
Allowance for expected credit losses	(1,198)	(851)
Time deposits and bonds
Disclosure of detailed information about financial assets [line items]
Current	607,806	718,953
Long-term investments	260,132	202,907
Total	867,938	921,860
Time deposits
Disclosure of detailed information about financial assets [line items]
Current	314,495	432,750
Long-term investments	100,000	65,000
Total	414,495	497,750
Bonds
Disclosure of detailed information about financial assets [line items]
Current	293,311	286,203
Long-term investments	160,132	137,907
Total	453,443	424,110
Investment funds
Disclosure of detailed information about financial assets [line items]
Current	102,063	95,474
Long-term investments	0	0
Total	$ 102,063	$ 95,474